Consolidated Statements Of Cash Flows (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Dec. 25, 2010	Dec. 26, 2009 As Adjusted [Member]	Dec. 27, 2008 As Adjusted [Member]
Cash flows from operating activities:
Net income	$ 22,851	$ 42,117	$ 26,861	$ 35,008	$ (269,898)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	39,456	44,474	57,826	62,911	66,300
Amortization of deferred financing costs and original issue discount	4,814	4,923	6,523	7,394	7,051
Loss (gain) on debt extinguishment			61,955	(3,684)
Loss on debt extinguishment and refinancing transactions	34,222	3,693
Impact of unfavorable operating leases acquired	(2,591)	(3,296)	(4,320)	(5,027)	(5,995)
Deferred income taxes	488	(7,001)	(28,389)	18,301	(24,147)
Excess tax benefits from share-based compensation			(1,110)
Goodwill impairment					294,478
Other impairment charges	1,220	2,955	7,075	8,517	37,384
Provision for bad debt	1,095	2,246	1,505	7,363	5,891
Share-based compensation expense	3,414	1,175	1,461	1,745	1,749
Equity in net income of joint ventures	(12,206)	(16,013)	(17,825)	(14,301)	(14,169)
Dividends received from joint ventures	7,362	6,603	6,603	5,010	5,457
Other, net	(1,115)	31	(137)	123	504
Change in operating assets and liabilities:
Restricted cash		18,161	101,675	(32,520)	6,003
Accounts, notes, and other receivables, net	32,047	21,334	(11,815)	(17,509)	(25,765)
Other current assets	3,770	7,522	6,701	1,832	7,388
Accounts payable	3,296	(1,669)	(1,115)	3,008	(815)
Other current liabilities	(48,420)	(38,503)	29,384	16,698	357
Restricted liabilities of advertising funds, net	(1,645)	1,568	(346)	19,681	(5,477)
Income taxes payable, net	(11,855)	13,122	1,341	5,737	(18,650)
Deferred income	(5,041)	(9,855)	(12,809)	(4,190)	2,665
Other, net	(121)	(1,387)	(2,040)	(18)	4,370
Net cash provided by operating activities	71,041	92,200	229,004	116,079	74,681
Cash flows from investing activities:
Additions to property and equipment	(12,800)	(11,109)	(15,358)	(18,012)	(27,518)
Other, net	2,115		(249)		90
Net cash used in investing activities	(10,685)	(11,109)	(15,607)	(18,012)	(27,428)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering costs	390,091
Proceeds from issuance of long-term debt	250,000		1,859,375
Repayment of long-term debt	(635,366)	(100,765)	(1,470,985)	(145,183)
Proceeds from (repayment of) short-term debt				(64,190)	64,190
Proceeds from issuance of common stock	3,213	895	895	2,885
Repurchases of common stock	(286)	(3,890)	(3,890)	(3,457)	(1,467)
Dividends paid on Class L common stock			(500,002)
Payments on capital lease obligations			(251)	(183)	(203)
Payment of deferred financing and other debt-related costs	(20,087)		(34,979)	(613)	(6)
Change in restricted cash	177	548	16,144	2,276	1,756
Excess tax benefits from share-based compensation			1,110		487
Other, net	26	(199)
Net cash provided by (used in) financing activities	(12,232)	(103,411)	(132,583)	(208,465)	64,757
Effect of exchange rates on cash and cash equivalents	(375)	34	76	(29)	(451)
Increase (decrease) in cash and cash equivalents	47,749	(22,286)	80,890	(110,427)	111,559
Cash and cash equivalents, beginning of period	134,100	53,210	53,210	163,637	52,078
Cash and cash equivalents, end of period	181,849	30,924	134,100	53,210	163,637
Supplemental cash flow information:
Cash paid for income taxes	28,512	16,335	19,206	15,920	51,609
Cash paid for interest	82,034	74,886	100,629	107,038	112,785
Noncash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	753	877	1,822	1,596	1,323
Purchase of leaseholds in exchange for capital lease obligation		178	178	1,381	860
Offering costs included in accounts payable and accrued expenses	$ 126